Related Parties - Summary of Receivables From Related Parties (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	R$ 260	R$ 301
Salzburg Empreendimentos E Participações Ltda. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions		60
Vinci Projetos de Infraestrutura XIV S.A.[Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	80	153
Vinci Infra Investimentos V2I S.A. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	49	29
Maranello Empreend. e Participações S.A.[Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	1	1
Cagliari Participações S.A. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	4	4
Grassano Participações SA [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	53	23
Accadia Participações SA [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	51	22
Vinci Partners Participações Ltda [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions		7
Norcia Participações SA [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	R$ 22	R$ 2